Interest in other entities - Joint venture investment (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2023 AUD ($)
Joint venture
Legal and consultancy			$ (178)
Employee benefits expenses	$ (2,016)	$ (1,305)	(2,984)	$ (2,756)
Interest expense & other fees			(41)
Amortisation & depreciation			(24)
Other expenses			(12)
Net loss			(255)
Fair value adjustments on deferred consideration and loan advances to SiliconAurora Pty Ltd			12
Foreign exchange differences			(54)
Carrying value of interest in joint venture			1,300
Total Face value	25,351		20,351		$ 36,800	$ 29,030
SiliconAurora
Joint venture
Initial investment in SiliconAurora Pty Ltd			69
Transaction costs			56
Deferred consideration			1,578
Total consideration			1,703
- Call option issued to shareholder			96
- 50% interest in SiliconAurora Pty Ltd			1,607
Legal and consultancy	(85)			(4)
Employee benefits expenses				(3)
Interest expense & other fees	(20)			(2)
Amortisation & depreciation	(11)			(1)
Other expenses	(3)
Net loss	(119)			(10)
Fair value adjustments on deferred consideration and loan advances to SiliconAurora Pty Ltd	(10)
Foreign exchange differences	30
Carrying value of interest in joint venture	$ 1,201		$ 1,300	$ 1,597
Loan term	3 years		3 years
SiliconAurora | Interest-free shareholder loan
Joint venture
Total Face value	$ 330		$ 230